NOTE 4: THE TRANSACTION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfTransactionLineItems [Line Items]
Legal and professional fees relating to the Transaction	$ 1,015,743	$ 1,450,141	$ 1,131,041
Listing fee	0	(1,308,808)	$ 0
Fair value of the net assets (liabilities) of Adira
Cash	179,153	$ 157,668
Fair value of the net assets	559,978
Adira
DisclosureOfTransactionLineItems [Line Items]
Consideration - shares	614,415
Legal and professional fees relating to the Transaction	365,871
Net liabilities acquired	328,522
Listing fee	1,308,808
Fair value of the net assets (liabilities) of Adira
Cash	13,000
Accounts payable and accrued liabilities	(341,522)
Fair value of the net assets	$ (328,522)